Lease Transactions (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Sales type and direct financing leases:
Finance income on net investment	¥ 73,163	¥ 70,426
Operating leases:
Lease income	5,085	3,938
Total	¥ 78,248	¥ 74,364